SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
SUBSIDIARIES [Text Block]

5. Subsidiaries

 The following table lists the Company's direct and indirect subsidiaries:

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Direct/Indirect	Principal Activity
Loncor Resources Congo SARL	Democratic Republic of the Congo	100%	Direct	Mineral Exploration
Devon Resources SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration
Navarro Resources SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration
Loncor Kilo Inc.	Ontario, Canada	100%	Direct	Mineral Exploration
Adumbi Mining S.A.	Democratic Republic of the Congo	84.68%	Indirect	Mineral Exploration
KGL Isiro Atlantic Ltd	British Virgin Islands	100%	Indirect	Mineral Exploration
Isiro (Jersey) Limited	Jersey	100%	Indirect	Mineral Exploration
KGL Isiro SARL	Democratic Republic of the Congo	100%	Indirect	Mineral Exploration